Intangible and tangible assets - Change in net property, plant and equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) GW	Dec. 31, 2024 USD ($) project	Dec. 31, 2023 USD ($)
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 109,095	$ 108,916	$ 107,101
Expenditures	15,756	13,471	16,478
Disposals	(1,039)	(573)	(3,781)
Depreciation and impairment	(12,801)	(12,076)	(12,448)
Currency translation adjustment	3,164	(1,806)	415
Other	519	1,163	1,151
Net amount as of the end of the period	114,694	109,095	108,916
Impact of impairments of assets	575	479	653
Impact of changes in the consolidation scope	(1,521)	(1,077)	298
Reclassification as assets classified as held for sale	(1,349)
Impact of new IFRS 16 contracts	2,402	2,725	2,526
Impact of revaluation of provisions	$ 466	$ 363	(1,262)
TotalEnergies EP Canada Ltd
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope			(1,134)
Canada
Analysis of change in net property, plant and equipment
Disposals			(3,220)
OML118 production sharing contract
Analysis of change in net property, plant and equipment
Percentage of interest sold	12.50%
OML118 production sharing contract | Shell Nigeria Exploration and Production Company Ltd and Nigerian Agip Exploration Limited
Analysis of change in net property, plant and equipment
Percentage of interest sold	12.50%
Solar portfolio in North America, Portugal, Greece, France
Analysis of change in net property, plant and equipment
Percentage of interest sold	50.00%
Impact of changes in the consolidation scope	$ (2,398)
Power generation capacity | GW	2.7
Absheron gas field | ADNOC
Analysis of change in net property, plant and equipment
Percentage of interest sold		15.00%
Portfolio of three solar projects
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope		$ (1,745)
Number of solar projects sold | project		3
Portfolio of three solar projects | Apollo
Analysis of change in net property, plant and equipment
Percentage of interest sold		50.00%
Retail networks in Germany
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope			(826)
VSB Group
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope	$ 737
SapuraOMV
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope		$ 1,085
Total Eren
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope			$ 2,193